Financial Instruments - (Short Term Borrowings) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Financial Instruments [Abstract]
Short-term Bank Loans and Notes Payable	$ 12
Short-term borrowings, carried at historical proceeds, as adjusted	$ 12	[1]	$ 73	[1]	$ 0
Short-term debt, weighted-average effective interest rate	4.60%		3.70%

[1]	The condensed consolidated balance sheet as of June 30, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.